Motley Fool Next Index ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 1.3%
AeroVironment, Inc. (a)	785	$ 162,684
Textron, Inc.	2,804	257,295
		419,979

Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (a)	1,867	93,555

Automobile Components - 0.9%
BorgWarner, Inc.	3,262	234,277
Phinia, Inc.	601	46,433
XPEL, Inc. (a)	438	20,026
		300,736

Banks - 0.7%
Axos Financial, Inc. (a)	913	79,349
Western Alliance Bancorp	1,732	137,954
		217,303

Beverages - 0.4%
Celsius Holdings, Inc. (a)	4,204	139,867

Biotechnology - 7.1%
AnaptysBio, Inc. (a)	457	25,441
Ardelyx, Inc. (a)	3,899	23,550
Beam Therapeutics, Inc. (a)	1,599	52,655
Biogen, Inc. (a)	2,280	446,880
BioMarin Pharmaceutical, Inc. (a)	3,021	173,073
Bridgebio Pharma, Inc. (a)	3,028	200,635
Cullinan Therapeutics, Inc. (a)	941	15,470
Editas Medicine, Inc. (a)	1,527	5,284
Emergent BioSolutions, Inc. (a)	845	7,706
Exelixis, Inc. (a)	4,091	206,514
First Tracks Biotherapeutics, Inc. (a)	491	7,836
Incyte Corp. (a)	3,113	301,152
Iovance Biotherapeutics, Inc. (a)	6,714	27,527
Kymera Therapeutics, Inc. (a)	1,305	106,253
Moderna, Inc. (a)	6,141	289,794
Neurocrine Biosciences, Inc. (a)	1,542	244,099
REGENXBIO, Inc. (a)	797	5,587
TG Therapeutics, Inc. (a)	2,291	86,921
Viking Therapeutics, Inc. (a)	1,854	60,700
		2,287,077

Broadline Retail - 0.6%
Etsy, Inc. (a)	1,547	105,072
Ollie's Bargain Outlet Holdings, Inc. (a)	961	78,447
		183,519

Building Products - 0.2%
Trex Co., Inc. (a)	1,670	69,138

Capital Markets - 5.5%
Affiliated Managers Group, Inc.	422	127,803
Cboe Global Markets, Inc.	1,639	546,705
Donnelley Financial Solutions, Inc. (a)	408	16,193
FactSet Research Systems, Inc.	581	142,618
Houlihan Lokey, Inc.	1,100	155,826
Interactive Brokers Group, Inc. - Class A	7,111	618,444
Jefferies Financial Group, Inc.	3,289	173,396
		1,780,985

Chemicals - 0.9%
Perimeter Solutions, Inc. (a)	2,388	77,085
RPM International, Inc.	2,040	216,179
		293,264

Commercial Services & Supplies - 3.7%
Copart, Inc. (a)	15,056	493,385
Rollins, Inc.	7,625	362,950
Veralto Corp.	3,885	319,464
		1,175,799

Construction & Engineering - 2.9%
MasTec, Inc. (a)	1,262	477,503
Sterling Infrastructure, Inc. (a)	510	439,028
		916,531

Consumer Finance - 1.7%
Bread Financial Holdings, Inc.	689	61,369
Nelnet, Inc. - Class A	559	72,989
SoFi Technologies, Inc. (a)	20,464	372,854
Upstart Holdings, Inc. (a)	1,525	51,530
		558,742

Consumer Staples Distribution & Retail - 2.0%
Casey's General Stores, Inc.	584	448,010
Maplebear, Inc. (a)	3,928	156,334
United Natural Foods, Inc. (a)	972	49,912
		654,256

Distributors - 0.3%
LKQ Corp.	4,101	111,219

Diversified Consumer Services - 0.3%
Duolingo, Inc. (a)	723	80,513

Diversified Telecommunication Services - 1.8%
AST SpaceMobile, Inc. (a)	4,681	530,872
Bandwidth, Inc. - Class A (a)	501	32,550
		563,422

Electronic Equipment, Instruments & Components - 1.3%
Cognex Corp.	2,727	179,573
IPG Photonics Corp. (a)	690	79,019
Zebra Technologies Corp. - Class A (a)	658	160,308
		418,900

Entertainment - 0.9%
Roku, Inc. (a)	2,345	305,272

Financial Services - 1.9%
Euronet Worldwide, Inc. (a)	614	44,503
Jack Henry & Associates, Inc.	1,115	151,997
Marqeta, Inc. - Class A (a)	6,832	27,738
Shift4 Payments, Inc. - Class A (a)	1,320	58,819
Toast, Inc. - Class A (a)	9,557	248,768
WEX, Inc. (a)	551	79,873
		611,698

Food Products - 1.2%
Darling Ingredients, Inc. (a)	2,489	147,100
Freshpet, Inc. (a)	767	39,577
McCormick & Co., Inc.	4,237	200,707
Vital Farms, Inc. (a)	729	7,297
		394,681

Ground Transportation - 2.0%
RXO, Inc. (a)	2,730	69,833
U-Haul Holding Co. (a)	2,975	172,223
XPO, Inc. (a)	1,886	404,076
		646,132

Health Care Equipment & Supplies - 3.8%
Align Technology, Inc. (a)	1,118	195,594
ClearPoint Neuro, Inc. (a)	486	6,158
DexCom, Inc. (a)	5,955	439,122
Globus Medical, Inc. - Class A (a)	2,130	174,404
Insulet Corp. (a)	1,077	156,100
Solventum Corp. (a)	2,709	203,040
TransMedics Group, Inc. (a)	542	36,422
		1,210,840

Health Care Providers & Services - 2.0%
Fulgent Genetics, Inc. (a)	495	8,979
Guardant Health, Inc. (a)	2,040	264,568
Progyny, Inc. (a)	1,272	32,512
Quest Diagnostics, Inc.	1,724	336,008
		642,067

Health Care Technology - 1.6%
Doximity, Inc. - Class A (a)	2,892	61,889
Veeva Systems, Inc. - Class A (a)	2,537	442,300
		504,189

Hotels, Restaurants & Leisure - 2.9%
Cava Group, Inc. (a)	1,895	147,166
Dutch Bros, Inc. - Class A (a)	2,051	118,958
Hyatt Hotels Corp. - Class A	1,486	269,501
Planet Fitness, Inc. - Class A (a)	1,211	64,801
Texas Roadhouse, Inc.	1,040	187,845
Vail Resorts, Inc.	561	74,949
Wingstop, Inc.	440	69,062
		932,282

Household Durables - 1.8%
Dream Finders Homes, Inc. - Class A (a)	1,599	24,721
Meritage Homes Corp.	1,077	70,263
NVR, Inc. (a)	46	280,821
TopBuild Corp. (a)	448	187,031
		562,836

Household Products - 0.1%
Spectrum Brands Holdings, Inc.	358	28,171

Industrial REITs - 0.4%
STAG Industrial, Inc.	3,012	114,065

Insurance - 2.3%
CNA Financial Corp.	4,276	179,849
Hagerty, Inc. - Class A (a)	1,619	16,546
Kinsale Capital Group, Inc.	359	109,412
Lemonade, Inc. (a)	1,190	69,020
Markel Group, Inc. (a)	199	361,302
Trupanion, Inc. (a)	680	14,838
		750,967

Interactive Media & Services - 2.7%
Match Group, Inc.	3,704	133,826
Pinterest, Inc. - Class A (a)	9,949	199,477
Reddit, Inc. - Class A (a)	3,078	541,728
		875,031

IT Services - 6.3%
Cognizant Technology Solutions Corp. - Class A	7,626	425,188
Gartner, Inc. (a)	1,109	179,880
GoDaddy, Inc. - Class A (a)	2,110	181,101
Kyndryl Holdings, Inc. (a)	3,618	45,116
MongoDB, Inc. (a)	1,181	396,285
Okta, Inc. (a)	2,838	349,840
Twilio, Inc. - Class A (a)	2,413	460,014
		2,037,424

Leisure Products - 0.6%
Hasbro, Inc.	2,218	191,125

Life Sciences Tools & Services - 2.2%
Illumina, Inc. (a)	2,373	386,704
Lifecore Biomedical, Inc. (a)	646	3,243
Medpace Holdings, Inc. (a)	445	198,964
Repligen Corp. (a)	867	107,465
		696,376

Machinery - 1.9%
Blue Bird Corp. (a)	514	34,834
Middleby Corp. (a)	769	119,202
RBC Bearings, Inc. (a)	504	288,268
Tennant Co.	290	24,972
Toro Co.	1,544	138,775
		606,051

Media - 1.2%

Boston Omaha Corp. - Class A (a)	518	6,672
Magnite, Inc. (a)	2,255	32,314
New York Times Co. - Class A	2,555	192,161
PubMatic, Inc. - Class A (a)	741	8,655
Trade Desk, Inc. - Class A (a)	7,394	159,415
		399,217

Metals & Mining - 0.6%
MP Materials Corp. (a)	2,919	188,859

Oil, Gas & Consumable Fuels - 0.0% (b)
Vitesse Energy, Inc.	633	10,938

Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	1,851	85,183

Personal Care Products - 0.2%
elf Beauty, Inc. (a)	936	52,416

Pharmaceuticals - 0.7%
Axsome Therapeutics, Inc. (a)	787	184,536
Nektar Therapeutics (a)	455	29,520
		214,056

Professional Services - 1.2%
Paycom Software, Inc.	826	115,367
SS&C Technologies Holdings, Inc.	3,817	257,724
		373,091

Real Estate Management & Development - 1.1%
CoStar Group, Inc. (a)	6,647	214,033
Zillow Group, Inc. - Class C (a)	3,802	133,070
		347,103

Residential REITs - 0.9%
Invitation Homes, Inc.	9,596	280,683

Semiconductors & Semiconductor Equipment - 6.9%
Astera Labs, Inc. (a)	2,731	936,323
Cirrus Logic, Inc. (a)	848	144,118
Enphase Energy, Inc. (a)	2,132	145,743
First Solar, Inc. (a)	1,721	527,986
Impinj, Inc. (a)	495	74,745
SiTime Corp. (a)	448	318,170
Universal Display Corp.	728	67,063
		2,214,148

Software - 12.0%
Appfolio, Inc. - Class A (a)	567	91,383
Appian Corp. - Class A (a)	1,160	27,144
Blackbaud, Inc. (a)	718	22,035
BlackLine, Inc. (a)	951	27,959
Box, Inc. - Class A (a)	2,172	58,557
Braze, Inc. - Class A (a)	1,861	47,697
Docusign, Inc. (a)	3,009	158,033
Fair Isaac Corp. (a)	371	463,969

Figma, Inc. - Class A (a)	8,403		214,276
Gitlab, Inc. - Class A (a)	2,839		88,151
HubSpot, Inc. (a)	849		187,315
Life360, Inc. (a)	1,855		78,819
Manhattan Associates, Inc. (a)	938		140,747
Nutanix, Inc. - Class A (a)	4,154		216,299
Q2 Holdings, Inc. (a)	965		45,693
Rubrik, Inc. - Class A (a)	3,192		250,987
Samsara, Inc. - Class A (a)	9,108		318,689
ServiceTitan, Inc. - Class A (a)	1,528		110,566
Tyler Technologies, Inc. (a)	672		210,437
Unity Software, Inc. (a)	6,695		203,997
Varonis Systems, Inc. (a)	1,856		63,382
Zoom Communications, Inc. - Class A (a)	4,806		488,242
Zscaler, Inc. (a)	2,542		355,194
			3,869,571

Specialty Retail - 6.1%
Camping World Holdings, Inc. - Class A	1,013		7,425
CarMax, Inc. (a)	2,330		103,965
Chewy, Inc. - Class A (a)	6,300		142,002
Five Below, Inc. (a)	875		198,940
GameStop Corp. - Class A (a)	7,076		149,870
RH (a)	295		43,805
Stitch Fix, Inc. - Class A (a)	2,229		7,935
Tractor Supply Co.	8,159		257,253
Ulta Beauty, Inc. (a)	718		365,354
Urban Outfitters, Inc. (a)	1,471		106,868
Warby Parker, Inc. - Class A (a)	2,014		49,383
Wayfair, Inc. - Class A (a)	2,102		151,891
Williams-Sonoma, Inc.	1,881		382,915
			1,967,606

Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	802		95,173
Under Armour, Inc. - Class A (a)	8,103		47,565
			142,738

Trading Companies & Distributors - 1.6%
Watsco, Inc.	605		222,096
WESCO International, Inc.	785		283,518
			505,614

Transportation Infrastructure - 0.0% (b)
Sky Harbour Group Corp. (a)	531		4,986
TOTAL COMMON STOCKS (Cost $29,146,965)			32,030,221

TOTAL INVESTMENTS - 99.7% (Cost $29,146,965)			32,030,221
Other Assets in Excess of Liabilities - 0.3%		0.00275	88,256
TOTAL NET ASSETS - 100.0%			$ 32,118,477

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Motley Fool Next Index ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 32,030,221	$ –	$ –	$ 32,030,221
Total Investments	$ 32,030,221	$ –	$ –	$ 32,030,221

Refer to the Schedule of Investments for further disaggregation of investment categories.